Investment Portfolioas of February 29, 2024 (Unaudited)
DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 152.4%
Alabama 0.9%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	400,000	426,105
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	500,000	546,870
		972,975
Alaska 1.4%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	1,690,000	1,558,702
Arizona 2.1%
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	1,008,806
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	156,914
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	144,362
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, Series 2022, 144A, 4.0%, 6/15/2057	515,000	386,142
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	644,454
		2,340,678
California 8.3%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	415,000	395,476
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	250,000	239,028
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	115,135
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	1,662,728
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	500,000	458,880
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series B, 3.7% (b), 3/1/2024, LOC: Barclays Bank PLC	540,000	540,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	1,500,000	1,502,033
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	840,000	883,745
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	455,000	455,036
Series B, AMT, 5.0%, 6/1/2048	60,000	59,789
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	55,000	48,040
Series A, 144A, 5.0%, 11/15/2051	125,000	106,274
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	925,000	929,288

California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.51% (b), 3/7/2024, LOC: Wells Fargo Bank NA	200,000	200,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	1,110,000	1,139,038
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, Prerefunded, 5.0%, 1/15/2050	445,000	452,430
		9,186,920
Colorado 3.1%
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	500,000	496,844
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	673,609
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	260,000	260,364
Denver City & County, CO, Airport System Revenue, Series D, AMT, 5.75%, 11/15/2045	220,000	249,145
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	199,986
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 12/1/2043	535,000	561,090
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	275,869
Douglas County, CO, Rampart Range Metropolitan District No. 5, 4.0%, 12/1/2051	1,000,000	747,006
		3,463,913
District of Columbia 1.7%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	1,220,000	1,146,970
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	300,986
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	250,000	227,455
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	340,000	260,378
		1,935,789
Florida 14.0%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	500,000	461,683
Broward County, FL, Airport System Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	139,541
Series A, AMT, 4.0%, 10/1/2049	230,000	215,997
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	190,000	153,475
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044 (c)	216,251	5,839
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	435,000	427,783
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	65,000	65,416
Series A-1, 5.0%, 11/1/2058	105,000	105,193
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	215,908
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	240,000	218,580
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	500,000	506,552
Series A, 144A, 6.375%, 5/1/2053	200,000	203,235

Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	265,000	265,720
Series A, 5.0%, 6/15/2052	1,200,000	1,201,700
Series A, 5.0%, 6/15/2055	460,000	458,170
Florida, Development Finance Corp., Brightline Holdings LLC, Series A, 144A, AMT, 8.0% (a), 7/1/2057	500,000	525,107
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	20,000	20,559
Series B, 5.0%, 7/1/2042	20,000	20,559
Series A-1, 5.0%, 7/1/2051	15,000	15,081
Series B, 5.0%, 7/1/2051	30,000	30,161
Series A-1, 5.0%, 2/1/2057	50,000	49,958
Series B, 5.0%, 7/1/2057	30,000	29,974
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	450,000	461,243
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (a), 1/1/2049	155,000	154,838
Series A, 144A, AMT, 6.5% (a), 1/1/2049	170,000	169,775
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,644,384
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	1,000,000	754,867
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2049	1,000,000	842,675
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-2, 0%–6.61%, 5/1/2040 (d)	150,000	143,794
Series 2015-3, 6.61%, 5/1/2040* (c)	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
4.25%, 5/1/2043	360,000	338,712
4.375%, 5/1/2050	270,000	249,061
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	260,000	195,357
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	660,000	684,477
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	120,000	123,341
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	409,308
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	513,238
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	502,495
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	480,798
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	674,859
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2047	385,000	403,857
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	135,000	145,873
Series C, 7.625%, 5/15/2058	185,000	199,778
Pinellas County, FL, Industrial Development Authority Revenue, Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	825,000	832,617
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.5%, 11/15/2049	365,000	287,461
		15,549,001

Georgia 4.4%
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	71,793
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	555,000	523,471
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	215,543
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	225,000	212,830
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	775,000	690,134
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	620,000	559,292
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,226,985
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	1,018,653
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	450,000	439,223
		4,957,924
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	700,124
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	745,000	504,562
		1,204,686
Illinois 13.7%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2032	105,000	107,803
Series A, 5.0%, 12/1/2033	100,000	102,612
Series H, 5.0%, 12/1/2036	245,000	248,821
Series A, 6.0%, 12/1/2049	600,000	665,773
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	200,000	205,069
Series A, 6.0%, 1/1/2038	555,000	581,765
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	1,012,513
Chicago, IL, O'Hare International Airport Revenue, Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,000,092
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	975,000	985,934
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 4.0%, 12/1/2050	95,000	87,641
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.0%, 6/15/2057	390,000	395,940
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,856,761
Illinois, State Finance Authority Revenue, Evangelical Retirement Homes, 5.0%, 2/15/2037* (c)	1,000,000	270,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	531,205
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2055	1,400,000	1,213,730
Illinois, State General Obligation:
5.0%, 2/1/2029	495,000	520,355
Series A, 5.0%, 10/1/2033	620,000	665,144
Series B, 5.0%, 10/1/2033	395,000	423,761
5.0%, 2/1/2039	2,000,000	2,000,753
5.0%, 5/1/2039	315,000	315,248
Series A, 5.0%, 12/1/2042	435,000	446,354

5.5%, 5/1/2039	385,000	425,631
Series C, 5.5%, 10/1/2045	500,000	553,556
5.75%, 5/1/2045	590,000	647,898
		15,264,359
Indiana 1.7%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	1,000,000	1,050,993
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	290,000	300,066
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	115,000	118,696
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	240,000	258,378
Series E, 6.125%, 3/1/2057	120,000	129,547
		1,857,680
Iowa 1.8%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	100,000	104,177
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	635,000	686,142
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	1,000,000	889,247
Iowa, Tobacco Settlement Authority Revenue:
“2", Series B-2, Zero Coupon, 6/1/2065	445,000	61,665
“2", Series B1, 4.0%, 6/1/2049	280,000	282,799
		2,024,030
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	220,000	208,824
Kentucky 0.8%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	320,000	326,501
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	510,000	531,713
		858,214
Louisiana 1.7%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	465,733
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,023,337
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	345,000	372,899
		1,861,969
Maryland 3.8%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	1,065,000	1,053,824
Maryland, State Community Development Administration, Department of Housing & Community Development, Residential Revenue, Series D, 5.05%, 3/1/2047	500,000	514,905
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, 5.0%, 7/1/2056	1,225,000	1,241,824

Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	380,942
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,008,373
		4,199,868
Massachusetts 6.9%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	1,470,000	1,017,598
Series C, AMT, 4.125%, 7/1/2052	1,000,000	851,997
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,204,069
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M:
Series B, AMT, 2.0%, 7/1/2037	115,000	100,239
Series B, AMT, 3.625%, 7/1/2038	510,000	478,255
		7,652,158
Michigan 0.7%
Michigan, Economic Development Corp., Holland Home Obligated Group, Series 2021, 4.0%, 11/15/2045	750,000	585,287
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	91,085
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2049	130,000	119,144
		795,516
Minnesota 2.1%
Minnesota, Duluth Economic Development Authority Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2058	650,000	656,821
Minnesota, State Housing Finance Agency, Series L, AMT, 5.35%, 7/1/2036	660,000	705,114
Minnesota, State Office of Higher Education Revenue:
AMT, 2.65%, 11/1/2038	170,000	150,923
AMT, 4.0%, 11/1/2042	855,000	840,434
		2,353,292
Missouri 2.4%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,023,484
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	500,000	480,045
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	365,000	315,498
Series A, 5.0%, 2/1/2046	65,000	62,406
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	150,046
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	825,000	633,252
		2,664,731
Nebraska 0.1%
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	73,485
Nevada 0.2%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	1,500,000	199,722

New Hampshire 0.6%
New Hampshire, Business Finance Authority Revenue, Series 2, 4.0%, 10/20/2036	736,626	704,233
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (c)	80,775	1,616
Series A, 144A, 6.25%, 7/1/2042* (c)	100,968	2,019
		707,868
New Jersey 6.2%
Camden County, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	600,000	646,059
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	40,000	39,537
Series QQQ, 4.0%, 6/15/2050	40,000	38,466
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	125,000	135,885
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	895,000	960,828
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039* (c)	705,000	467,181
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040* (c)	270,000	187,397
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	1,000,000	1,010,322
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	495,000	456,530
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	340,000	348,081
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.5%, 12/1/2039	130,000	125,553
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	130,000	134,523
New Jersey, State Transportation Trust Fund Authority, Series AA, 4.0%, 6/15/2045	175,000	171,824
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	1,400,000	1,455,389
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series AA, 4.0%, 6/15/2050	180,000	173,099
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	525,000	544,395
		6,895,069
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	340,000	296,863
New York 9.3%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	750,000	595,099
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	45,291
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 3.78% (b), 3/1/2024, LOC: Barclays Bank PLC	100,000	100,000
Series D, 5.0%, 11/15/2027	215,000	225,865
Series D, 5.0%, 11/15/2033	500,000	535,970
Series C-1, 5.25%, 11/15/2055	1,605,000	1,700,505
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D3, 4.0%, 11/15/2049	500,000	480,373
New York, State Dormitory Authority Revenue, State University, Series A, 5.0%, 7/1/2053	415,000	450,883

New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	50,000	47,579
Series A, 4.0%, 7/1/2052	60,000	54,906
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group, Inc.	445,000	445,021
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	100,000	103,390
AMT, 5.625%, 4/1/2040	260,000	282,500
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 4.0%, 12/1/2042	300,000	281,796
AMT, 5.375%, 6/30/2060	835,000	876,647
AMT, 6.0%, 6/30/2054	100,000	110,147
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,199,886
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	60,982
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	1,000,000	971,396
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series B, 5.0%, 5/1/2048	1,000,000	1,092,430
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	640,950
		10,301,616
North Carolina 0.2%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	265,000	270,934
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	105,000	110,407
Ohio 6.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	3,310,000	3,158,925
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	450,474
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2043	1,290,000	1,309,211
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	190,000	195,813
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	626,867
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	68,916
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	215,768
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	449,125
Ohio, State Housing Finance Agency Revenue, Series B, 4.95%, 9/1/2054	990,000	1,013,788
		7,488,887
Oklahoma 0.7%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	240,000	242,601
Series A, 5.5%, 8/15/2041	285,000	283,532
Series A, 5.5%, 8/15/2044	300,000	295,045
		821,178

Oregon 0.6%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	684,076
Pennsylvania 6.3%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	51,494
5.0%, 12/1/2053	170,000	136,230
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	600,000	570,196
5.25%, 7/1/2041	100,000	94,763
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	161,860
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	319,805
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	268,377
5.0%, 6/1/2035	125,000	133,787
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	757,608
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, 5.0%, 12/31/2038	1,000,000	1,011,088
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	1,500,000	1,700,780
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 141A, 5.75%, 10/1/2053	238,148	252,906
Pennsylvania, State Turnpike Commission Revenue:
Series FIRST, 5.0%, 12/1/2039	140,000	158,042
Series FIRST, 5.0%, 12/1/2040	145,000	162,533
Series FIRST, 5.0%, 12/1/2041	145,000	164,550
Series C, 5.0%, 12/1/2044	240,000	241,913
Philadelphia, PA, Authority For Industrial Development, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2051	325,000	253,501
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	521,277
		6,960,710
South Carolina 2.6%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	1,855,516
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,078,851
		2,934,367
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	410,000	338,570
Tennessee 2.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	260,000	273,021
Series A, 5.0%, 7/1/2044	400,000	414,116
Knox, TN, Health Educational & Housing Facility Board Revenue, Provident Group - UTK Properties LLC:
Series A-1, 5.5%, 7/1/2054, INS: BAM	295,000	324,203
Series A-1, 5.5%, 7/1/2059, INS: BAM	355,000	387,852
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	250,000	255,350

Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp.:
Series A, 4.0%, 11/1/2045	125,000	95,406
Series A, 4.0%, 11/1/2055	625,000	441,234
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	400,000	423,435
		2,614,617
Texas 11.8%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, Prerefunded, 5.0%, 1/1/2040	230,000	235,736
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	605,000	613,297
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	777,480
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,271,458
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	685,000	601,178
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	670,761
5.0%, 1/1/2048	1,040,000	1,079,146
5.0%, 1/1/2050	315,000	326,142
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	455,000	392,399
Series A, 4.0%, 4/1/2054	235,000	191,886
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	105,000	89,420
Series A, 5.0%, 10/1/2051	160,000	127,167
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,032,082
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	991,911
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series D, 5.0%, 11/15/2051	1,000,000	1,055,174
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2041, INS: BAM	90,000	90,233
Series A, 5.0%, 8/1/2038	300,000	300,857
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project:
Series A-2, Zero Coupon, 12/31/2030	81,640	45,676
Series A-1, 7.25%, 12/31/2030	460,000	457,740
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	649,658
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2049	275,000	240,517
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	545,000	599,914
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	400,000	432,020
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	829,420
		13,101,272

Utah 2.1%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2042	595,000	605,498
Series A, AMT, 5.0%, 7/1/2043	190,000	196,049
Series A, AMT, 5.0%, 7/1/2048	115,000	117,890
Utah, Infrastructure Agency Telecommunication Revenue:
Series A, 4.0%, 10/15/2036	435,000	420,002
Series A, 4.0%, 10/15/2041	100,000	89,828
Series A, 4.0%, 10/15/2042	215,000	190,779
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	300,000	298,977
4.0%, 10/15/2048	320,000	304,286
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	170,000	133,182
		2,356,491
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College Inc., 144A, 5.25%, 10/1/2052	500,000	477,217
Virginia 4.3%
Roanoke County, VA, Economic Development Authority Revenue, Richfield Living, Series A, 5.25%, 9/1/2049	100,000	92,702
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living, Series A, 5.375%, 9/1/2054	230,000	213,215
Virginia, Housing Development Authority Revenue, Series G, 5.15%, 11/1/2052	1,000,000	1,056,456
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	99,968
144A, 5.0%, 9/1/2045	600,000	572,807
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	240,000	223,400
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	150,000	146,177
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	1,000,000	1,011,515
AMT, 5.0%, 12/31/2049	250,000	252,342
AMT, 5.0%, 12/31/2052	915,000	921,613
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	145,000	149,718
		4,739,913
Washington 3.5%
Port of Seattle, WA, Revenue Bonds, Series A, AMT, 5.0%, 5/1/2043	415,000	424,587
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	130,000	138,098
Washington, State Convention Center Public Facilities District, 4.0%, 7/1/2031	1,000,000	989,944
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	1,000,000	1,043,569
Washington, State Housing Finance Commission, Emerald Heights:
Series B-2, 4.0%, 7/1/2026	390,000	390,048
Series B-1, 4.75%, 7/1/2027	120,000	120,013
Washington, State Housing Finance Commission, Horizon House Project, 144A, 5.0%, 1/1/2038	250,000	230,023
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, Series A, 144A, 5.0%, 1/1/2051	500,000	414,086

Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	41,278
Series A, 144A, 5.0%, 7/1/2048	115,000	85,611
Series A, 144A, 5.0%, 7/1/2053	75,000	54,248
		3,931,505
West Virginia 1.9%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125% (a), 7/1/2045	1,250,000	1,245,240
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	400,000	413,652
Series A, 5.0%, 6/1/2047	405,000	416,447
		2,075,339
Wisconsin 11.4%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	466,491
Series B, 5.0%, 7/1/2048	1,340,000	1,030,104
Series B, 5.0%, 7/1/2053	250,000	185,346
Wisconsin, Public Finance Authority Revenue, Triad Educational Services Ltd.:
Series A, 4.0%, 6/15/2061	1,115,000	819,942
5.5%, 6/15/2062	1,000,000	963,652
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	770,000	851,787
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	190,722
5.0%, 7/1/2052	90,000	84,180
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	2,055,000	1,703,845
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	759,825
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 144A, 4.0%, 12/1/2051	410,000	325,457
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	100,000	87,754
144A, 4.0%, 4/1/2052	100,000	81,998
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	520,000	447,352
144A, 5.75%, 5/1/2054	330,000	271,032
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	892,304
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	1,150,000	1,180,115
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	61,205
144A, 5.0%, 10/1/2048	510,000	462,459
144A, 5.0%, 10/1/2053	250,000	220,583
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054	1,420,000	1,563,685
		12,649,838
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	72,227

Puerto Rico 7.3%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,009,646
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	2,462,048	2,286,833
Series A1, 4.0%, 7/1/2046	250,000	225,951
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	3,476,000	1,131,669
Series A-1, 4.75%, 7/1/2053	3,500,000	3,502,002
		8,156,101
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	474,346	358,486
Total Municipal Investments (Cost $170,342,804)		169,527,987

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.01% (e) (Cost $22,519)	22,518	22,520

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $170,365,323)	152.4	169,550,507
Series 2020-1 VMTPS, net of deferred offering costs	(53.9)	(60,000,000)
Other Assets and Liabilities, Net	1.5	1,686,991
Net Assets Applicable to Common Shareholders	100.0	111,237,498
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 29,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$169,527,987	$—	$169,527,987
Open-End Investment Companies	22,520	—	—	22,520
Total	$22,520	$169,527,987	$—	$169,550,507

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSMIT-PH1
R-080548-2 (1/25)